Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Banks - 4.7%
Citizens Financial Group, Inc.	111,278	$ 4,748,232
US Bancorp	76,423	3,429,864
		8,178,096
Biotechnology - 3.0%
Gilead Sciences, Inc.	67,385	5,125,303
Capital Markets - 8.6%
CME Group, Inc.	28,909	5,599,963
Moody's Corp.	6,514	2,973,511
State Street Corp.	43,062	3,658,978
Stifel Financial Corp.	30,584	2,711,883
		14,944,335
Chemicals - 2.0%
Linde PLC	7,623	3,457,030
Commercial Services & Supplies - 3.4%
Republic Services, Inc.	30,574	5,941,140
Communications Equipment - 3.6%
Cisco Systems, Inc.	127,595	6,181,978
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	2,549	2,095,278
Containers & Packaging - 2.5%
Packaging Corp. of America	21,973	4,391,743
Diversified Telecommunication Services - 1.2%
TELUS Corp. (A)	128,089	2,067,356
Electrical Equipment - 4.5%
Emerson Electric Co.	33,249	3,893,790
Schneider Electric SE, ADR	81,180	3,909,629
		7,803,419
Ground Transportation - 1.7%
Union Pacific Corp.	11,807	2,913,141
Health Care Equipment & Supplies - 2.1%
Medtronic PLC	44,377	3,564,361
Health Care Providers & Services - 4.8%
Elevance Health, Inc.	8,234	4,380,735
Quest Diagnostics, Inc.	27,298	3,884,505
		8,265,240
Household Products - 5.9%
Colgate-Palmolive Co.	67,135	6,659,121
Kimberly-Clark Corp.	26,800	3,619,340
		10,278,461
Independent Power & Renewable Electricity Producers - 1.7%
AES Corp.	161,929	2,880,717
Insurance - 7.1%
Cincinnati Financial Corp.	28,568	3,731,552
MetLife, Inc.	84,011	6,456,246
Progressive Corp.	10,061	2,154,261
		12,342,059
	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.7%
AGCO Corp.	33,775	$ 3,189,036
Xylem, Inc.	24,715	3,299,452
		6,488,488
Media - 2.8%
Omnicom Group, Inc.	49,919	4,894,059
Metals & Mining - 1.7%
Steel Dynamics, Inc.	22,276	2,967,609
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	67,899	3,229,276
Merck & Co., Inc.	51,223	5,794,858
		9,024,134
Professional Services - 4.2%
Automatic Data Processing, Inc.	15,343	4,029,379
RELX PLC, ADR (A)	70,492	3,329,337
		7,358,716
Semiconductors & Semiconductor Equipment - 8.3%
Broadcom, Inc.	23,680	3,804,902
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,527	4,232,377
Texas Instruments, Inc.	31,383	6,396,169
		14,433,448
Software - 2.7%
Microsoft Corp.	10,992	4,598,503
Specialized REITs - 4.4%
American Tower Corp.	9,398	2,071,319
Digital Realty Trust, Inc.	15,073	2,253,263
Weyerhaeuser Co.	101,671	3,229,071
		7,553,653
Specialty Retail - 2.7%
Home Depot, Inc.	12,729	4,686,309
Trading Companies & Distributors - 4.2%
United Rentals, Inc.	5,235	3,963,419
WESCO International, Inc.	18,887	3,304,281
		7,267,700
Water Utilities - 1.2%
Essential Utilities, Inc.	52,646	2,140,060
Total Common Stocks (Cost $141,257,804)		171,842,336
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (B)	2,983,626	2,983,626
Total Other Investment Company (Cost $2,983,626)		2,983,626
Transamerica Funds

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp.,
2.50% (B), dated 07/31/2024, to be
repurchased at $1,647,726 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $1,680,691.
$ 1,647,611	$ 1,647,611
Total Repurchase Agreement (Cost $1,647,611)	1,647,611
Total Investments (Cost $145,889,041)	176,473,573
Net Other Assets (Liabilities) - (1.8)%	(3,061,235)
Net Assets - 100.0%	$ 173,412,338
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$171,842,336	$—	$—	$171,842,336
Other Investment Company	2,983,626	—	—	2,983,626
Repurchase Agreement	—	1,647,611	—	1,647,611
Total Investments	$174,825,962	$1,647,611	$—	$176,473,573
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $4,744,088, collateralized by cash collateral of $2,983,626 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,864,335. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Sustainable Equity Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds